Deferred Revenue - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Disaggregation of Revenue [Line Items]
Current portion	$ 216,792	$ 107,809	$ 56,691
Long term portion	$ 162,932	21,006	$ 5,969
Minimum
Disaggregation of Revenue [Line Items]
Remaining term o f contract	2 years
Maximum
Disaggregation of Revenue [Line Items]
Remaining term o f contract	5 years
Strategic Partnerships
Disaggregation of Revenue [Line Items]
Current portion	$ 85,086	8,237
Long term portion	$ 145,488	$ 12,659
Strategic Partnerships | Minimum
Disaggregation of Revenue [Line Items]
Remaining term o f contract	3 years
Strategic Partnerships | Maximum
Disaggregation of Revenue [Line Items]
Remaining term o f contract	7 years